Loss Per Share (Details) - shares		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share, Amount		145,324
Average number of options outstanding	41,803	45,536
Warrants to purchase		759,167
Warrant to purchase of common stock			4,958